Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ 359,188	$ (41,455)	$ 190,380
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	205,014	231,458	206,436
Long-lived asset impairments	1,432	144,830	17,020
Amortization of debt discount and issuance costs	42,318	40,763	35,537
Share-based compensation expense	40,936	65,893	40,113
Deferred income tax benefit	(6,706)	(55,362)	(23,272)
(Gain) loss on marketable securities	(1,992)	2,867	(2,725)
Gain on sale of investment	(121,813)	0	0
Reversals of contingent consideration	0	(10,433)	0
Other items, net including fair value changes in derivatives	11,696	(3,394)	(8,834)
Net changes in operating assets and liabilities:
Accounts receivable	(14,711)	(39,578)	(41,813)
Inventories	(107,573)	(30,028)	(36,918)
Prepaid expenses and other current assets	1,061	18,626	(9,942)
Other long-term assets	316	(1,406)	(30,312)
Accounts payable	8,442	9,252	6,993
Accrued and other current liabilities	(22,141)	19,913	(13,317)
Income taxes	4,682	(6,782)	14,239
Other long-term liabilities	57,657	(14,321)	15,911
Net cash provided by operating activities	457,806	330,843	359,496
Cash flows from investing activities:
Purchases of property, plant and equipment	(132,787)	(117,950)	(109,773)
Purchases of intangible assets	(171,450)	(156,934)	(40,990)
Proceeds from (purchases of) investments, net	25,638
Proceeds from (purchases of) investments, net		(5,170)	(9,398)
Cash paid for acquisitions, net of cash acquired	(239,572)	(68,058)	(172,832)
Purchases of short-term investments	(49,770)	(293,959)	(568,002)
Proceeds from redemptions of short-term investments	181,223	396,098	691,765
Proceeds from divestiture	1,845	1,000	16,394
Cash (paid) received for collateral asset	(53,417)	22,685	(3,461)
Other investing activities	(4,991)	10	(15,059)
Net cash used in investing activities	(443,281)	(222,278)	(211,356)
Cash flows from financing activities:
Proceeds from short-term debt	59,345	0	0
Repayment of short-term debt	(58,705)	0	0
Proceeds from long-term debt, net of issuance costs	497,646	0	0
Repayment of long-term debt	(296,400)	(506,400)	0
Payment for termination of warrants	(174,627)	0	0
Payment of intrinsic value of cash convertible notes	(237,438)	(133,763)	0
Proceeds from exercise of call option related to cash convertible notes	239,836	134,737	0
Purchase of treasury shares	(63,995)	(74,450)	(104,685)
Proceeds from issuance of common shares	7,662	2,075	4,412
Tax withholding related to vesting of stock awards	(13,841)	(49,998)	0
Other financing activities	(9,610)	(11,281)	(8,019)
Proceeds from issuance of cash convertible notes, net of issuance costs	0	0	494,879
Purchase of call option related to cash convertible notes	0	0	(97,277)
Proceeds from issuance of warrants, net of issuance costs	0	0	72,406
Principal payments on capital leases	0	0
Principal payments on capital leases			(1,308)
Net cash (used in) provided by financing activities	(50,127)	(639,080)	360,408
Effect of exchange rate changes on cash, cash equivalents and restricted cash	4,196	826	(7,183)
Net (decrease) increase in cash, cash equivalents and restricted cash	(31,406)	(529,689)	501,365
Cash, cash equivalents and restricted cash, beginning of period	629,390	1,159,079	657,714
Cash, cash equivalents and restricted cash, end of period	597,984	629,390	1,159,079
Supplemental cash flow disclosures:
Cash paid for interest	25,351	29,721	25,902
Cash paid for income taxes	$ 42,572	$ 41,474	$ 29,317